Impaired Loans by Loan Class (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	$ 5,092		$ 7,550	$ 9,972	$ 7,065
Impaired loans with no allowance for loan losses	7,156		7,256	9,598	9,055
Total impaired loans	12,248		14,806	19,570	16,120
Unpaid principal balance of impaired loans	12,665		15,478	20,459	16,719
Allowance for loan losses on impaired loans	708		989	1,643	1,313
Average recorded investment in impaired loans	13,038	18,497	17,189	17,842	13,447
Interest income recognized on impaired loans	497	751	705	1,099	652
Commercial
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	478		644	409	101
Impaired loans with no allowance for loan losses	149		80	421	11
Total impaired loans	627		724	830	112
Unpaid principal balance of impaired loans	627		741	846	137
Allowance for loan losses on impaired loans	124		165	124	70
Average recorded investment in impaired loans	687	784	777	471	106
Interest income recognized on impaired loans	26	39	27	51	9
Commercial Real Estate, Land and Land Development
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	3,245		5,532	6,837	4,804
Impaired loans with no allowance for loan losses	4,996		5,069	7,143	8,403
Total impaired loans	8,241		10,601	13,980	13,207
Unpaid principal balance of impaired loans	8,630		11,140	14,603	13,729
Allowance for loan losses on impaired loans	489		644	802	832
Average recorded investment in impaired loans	8,833	13,331	12,291	13,593	9,011
Interest income recognized on impaired loans	347	520	483	857	526
Real estate, Residential
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	1,324		1,301	2,633	2,057
Impaired loans with no allowance for loan losses	1,985		2,075	1,943	412
Total impaired loans	3,309		3,376	4,576	2,469
Unpaid principal balance of impaired loans	3,337		3,475	4,803	2,514
Allowance for loan losses on impaired loans	72		164	666	360
Average recorded investment in impaired loans	3,435	4,205	3,976	3,615	2,163
Interest income recognized on impaired loans	120	181	187	186	93
Single-Family Interim Construction
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	0		0	91	99
Impaired loans with no allowance for loan losses	0		0	0	0
Total impaired loans	0		0	91	99
Unpaid principal balance of impaired loans	0		0	95	99
Allowance for loan losses on impaired loans	0		0	50	50
Average recorded investment in impaired loans	0	43	46	95	1,955
Interest income recognized on impaired loans	0	4	0	0	12
Agricultural
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	0		0	0	0
Impaired loans with no allowance for loan losses	0		0	0	0
Total impaired loans	0		0	0	0
Unpaid principal balance of impaired loans	0		0	0	0
Allowance for loan losses on impaired loans	0		0	0	0
Average recorded investment in impaired loans	0	0	0	0	71
Interest income recognized on impaired loans	0	0	0	0	0
Consumer
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	45		73	2	4
Impaired loans with no allowance for loan losses	26		32	91	229
Total impaired loans	71		105	93	233
Unpaid principal balance of impaired loans	71		122	112	240
Allowance for loan losses on impaired loans	23		16	1	1
Average recorded investment in impaired loans	83	134	99	68	141
Interest income recognized on impaired loans	4	7	8	5	12
Other Loan
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	0		0	0	0
Impaired loans with no allowance for loan losses	0		0	0	0
Total impaired loans	0		0	0	0
Unpaid principal balance of impaired loans	0		0	0	0
Allowance for loan losses on impaired loans	0		0	0	0
Average recorded investment in impaired loans	0	0	0	0	0
Interest income recognized on impaired loans	$ 0	$ 0	$ 0	$ 0	$ 0